INCOME TAXES	12 Months Ended
Sep. 30, 2019
INCOME TAXES
INCOME TAXES

14.INCOME TAXES

A reconciliation of income taxes at statutory rates is as follows:

For the years ended September 30	2019	2018	2017

Loss for the year before income tax	$(10,403,945)	$(11,602,411)	$(4,382,621)

Expected income tax recovery	$(2,688,000)	$(3,104,000)	$(1,139,000)
Non-deductible share-based payments	310,000	378,000	233,000
Acquisition gain	(1,297,000)	—	—
Other permanent differences including foreign exchange	7,000	(41,000)	(1,899,000)
Financing costs	(720,000)	(638,000)	(142,000)
Changes in statutory and foreign tax rates and other	443,920	(463,000)	15,000
Adjustment to prior year provision versus statutory return	(196,000)	290,000	(490,000)
Change in unrecognized deductible temporary differences	4,178,000	3,605,029	3,538,391

Total income tax expense	$37,920	$27,029	$116,391

The significant components of the Company’s unrecognized temporary tax differences are as follows:

	2019	2018	2017

Operating losses carried forward	$67,215,000	$53,568,000	$43,306,000
Investment tax credits	149,000	149,000	154,000
Equipment and intangible assets	85,000	128,000	71,000
Financing costs	5,832,000	2,771,000	1,710,000

In September 2017, the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on October 26, 2017. The relevant deferred tax balances have been remeasured to reflect the increase in the Company’s combined Federal and Provincial (BC) general corporate income tax rate from 26% to 27%.

In December 2017, the United States Government proposed changes to the Federal corporate income tax rate to reduce the rate from 34% to 21% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on December 22, 2017. The relevant deferred tax balances have been remeasured to reflect the decrease in the Company’s Federal income tax rate from 34% to 21% applicable to the Company’s US subsidiary.

Operating losses carried forward as at September 30, 2019 expire from 2031 – 2039. Financing costs expire from 2040 to 2044. Investment tax credits expire in 2035.

Tax attributes are subject to review, and potential adjustment, by tax authorities.

The Company has recorded an income tax expense of $37,920 for the year ended September 30, 2019 (2018 - $27,029 2017 - $116,391) in relation to taxable income generated by its US subsidiary.